Post-Employment Benefits - Summary of Major Categories of Defined Benefit Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of fair value of plan assets [line items]
Obligations related to securities sold under repurchase agreements and securities sold short	$ (110,153)	$ (87,118)	[1]
Pension plan [member]
Disclosure of fair value of plan assets [line items]
Plan assets	9,326	8,091
Canada plan [member] | Pension plan [member]
Disclosure of fair value of plan assets [line items]
Canadian equity securities	472	430
Debt securities	5,822	4,391
Investment funds	2,019	1,684
Alternative investments	2,399	2,463
Cash and cash equivalents and other	339	226
Obligations related to securities sold under repurchase agreements and securities sold short	(2,610)	(1,902)
Other	128	787
Plan assets	$ 8,441	$ 7,292
Percentage of Canadian equity securities	6.00%	6.00%
Percentage of debt securities	69.00%	60.00%
Percentage of investment funds	24.00%	23.00%
Percentage of alternative investments	28.00%	34.00%
Percentage of cash and cash equivalents and other	4.00%	3.00%
Percentage of Obligations related to securities sold under repurchase agreements and securities sold short	(31.00%)	(26.00%)
Percentage of other	1.00%	11.00%
Percentage of plan assets	100.00%	100.00%
Canada plan [member] | Pension plan [member] | Government bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 5,419	$ 3,872
Percentage of debt securities	64.00%	53.00%
Canada plan [member] | Pension plan [member] | Corporate Bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 403	$ 519
Percentage of debt securities	5.00%	7.00%
Canada plan [member] | Pension plan [member] | Canadian equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 35	$ 27
Canada plan [member] | Pension plan [member] | US equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 694	$ 454
Percentage of investment funds	8.00%	6.00%
Canada plan [member] | Pension plan [member] | International equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 37	$ 30
Percentage of investment funds		1.00%
Canada plan [member] | Pension plan [member] | Global equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 1,150	$ 1,081
Percentage of investment funds	15.00%	15.00%
Canada plan [member] | Pension plan [member] | Fixed income funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 103	$ 92
Percentage of investment funds	1.00%	1.00%

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.